Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Personnel Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Personal Expenses [line items]
Payroll and social securities	$ 6,506,885	$ 6,668,299
Others expenses	2,271,695	2,067,939
Total	$ 8,778,580	$ 8,736,238